Income Taxes (Tables)	8 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 Linn Energy, LLC [Member]
Operating Loss Carryforwards [Line Items]
Components of income tax expense (benefit)
The Company is a limited liability company that has elected to be treated as a corporation for U.S. federal income tax purposes. Income tax expense consisted of the following:

April 30, 2012 (Inception) To December 31, 2012
(in thousands)

Deferred taxes:
Federal	$11,867
State	661
$12,528

Certain of the Company’s subsidiaries are Subchapter C-corporations subject to federal and state income taxes. Income tax expense (benefit) consisted of the following:

	Year Ended December 31,
	2012	2011	2010
	(in thousands)
Current taxes:
Federal	$2,711	$4,551	$65
State	439	605	1,088
Deferred taxes:
Federal	323	(1,148)	2,862
State	(683)	1,458	226
	$2,790	$5,466	$4,241

Effective income tax rate reconciliation
A reconciliation of the federal statutory tax rate to the effective tax rate is as follows:

April 30, 2012 (Inception) To December 31, 2012

Federal statutory rate	35.0%
State, net of federal tax benefit	2.0
Other items	0.8
Effective rate	37.8%

A reconciliation of the federal statutory tax rate to the effective tax rate is as follows:

	Year Ended December 31,
	2012	2011	2010

Federal statutory rate	35.0%	35.0%	35.0%
State, net of federal tax benefit	0.1	0.5	(1.2)
Loss excluded from nontaxable entities	(35.6)	(34.4)	(37.5)
Other items	(0.2)	0.1	(0.1)
Effective rate	(0.7)%	1.2%	(3.8)%

Significant components of the deferred tax assets and liabilities
Significant components of the deferred tax assets and liabilities were as follows:

December 31, 2012
(in thousands)

Deferred tax assets:
Net operating loss carryforwards	$622
Unamortized intangible drilling costs	9,029
Total deferred tax assets	9,651

Deferred tax liabilities:
Investment in LINN Energy	(23,210)
Total deferred tax liabilities	(23,210)
Net deferred tax liabilities	$(13,559)

Significant components of the deferred tax assets and liabilities were as follows:

	December 31,
	2012	2011
	(in thousands)
Deferred tax assets:
Net operating loss carryforwards	$—	$159
Unit-based compensation	10,579	9,146
Other	4,924	3,606
Total deferred tax assets	15,503	12,911
Deferred tax liabilities:
Property and equipment principally due to differences in depreciation	(11,049)	(8,226)
Other	(1,055)	(1,646)
Total deferred tax liabilities	(12,104)	(9,872)
Net deferred tax assets	$3,399	$3,039

Classification of net deferred tax assets and liabilities in consolidated balance sheets
Net deferred tax assets and liabilities were classified on the consolidated balance sheets as follows:

	December 31,
	2012	2011
	(in thousands)

Deferred tax assets	$10,318	$8,279
Deferred tax liabilities	(612)	(589)
Other current assets	$9,706	$7,690

Deferred tax assets	$5,186	$4,632
Deferred tax liabilities	(11,493)	(9,283)
Other noncurrent liabilities	$(6,307)	$(4,651)

Classification of net deferred tax assets and liabilities in balance sheets
Net deferred tax assets and liabilities were classified on the balance sheet as follows:

December 31, 2012
(in thousands)

Noncurrent deferred tax assets	$9,651
Noncurrent deferred tax liabilities	(23,210)
Net noncurrent deferred tax liabilities	$(13,559)